Subsequent Event	3 Months Ended
Mar. 31, 2026
Subsequent Event [Abstract]
Subsequent event
31.	Subsequent event

On May 13, 2026, PicS Ltd. initiated the dissolution process of its wholly-owned subsidiary incorporated in the Cayman Islands. The entity is expected to be struck from the Companies Register on September 30, 2026, upon which it will be formally dissolved. The entity had no operating activities at the time of initiation of the dissolution process.

On May 21, 2026, the Company structured the “PICPAY FGTS II Credit Rights Investment Fund” (FIDC FGTS II), a Credit Rights Investment Fund (Fundo de Investimento em Direitos Creditórios) domiciled in the city of São Paulo, Brazil. The fund comprises a total of 1,375,000 units, of which 1,250,000 are senior units and 125,000 are subordinated units. The senior units are held by third parties.

On May 27, 2026, the Brazilian Administrative Council for Economic Defense (CADE) approved the acquisition of Kovr Seguradora S.A. by the Group. As of the date of issuance of these financial statements, the transaction has not yet been completed, as it remains subject to customary closing conditions precedent, including approval by the Superintendency of Private Insurance (SUSEP) and the Brazilian Central Bank (BACEN).